Selected Statement of Operations Data (Details) - Schedule of Earnings per Ordinary Share EPS - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Earnings per Ordinary Share EPS [Abstract]
Weighted average number of shares issued and outstanding - used in computation of basic EPS	20,163	20,099	20,006
Incremental shares from assumed exercise of options	308	298	264
Weighted average number of shares used in computation of diluted EPS	20,471	20,397	20,270